Description of Business (Details) $ in Millions	1 Months Ended
	Apr. 30, 2013 item	Aug. 20, 2020 USD ($)	Jun. 30, 2020 director item	Jun. 30, 2019 item
Description of Business
Ownership interest in shuttle tankers acquired at formation (as a percent)	100.00%
Number of shuttle tankers acquired at formation | item	4
Number of operating vessels | item			16	16
Undrawn portion of revolving credit facilities | $		$ 28.7
Number of members on board of directors electable by common unitholders | director			4
Total number of board members | director			7